Derivative financial instruments - Offsetting liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Gross amount of recognized liabilities	$ 238	$ 147
Derivative liabilities eligible for set-off in case of default	(104)	(106)
Net liability exposure	134	41
Total
Gross amount of recognized liabilities	238	147
Derivative liabilities eligible for set-off in case of default	(104)	(106)
Net liability exposure	$ 134	$ 41